United States
                       Securities and Exchange Commission
                              Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 1999

Check here if Amendment [ x ];  Amendment Number:
This Amendment (Check only one.):
[   ] is a restatement.
[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Warburg Dillon Read LLC
Address: 677 Washington Boulevard
         Stamford, CT  06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Janet R. Zimmer
Title:    Executive Director
Phone:    (203) 719-8960
Signature, Place, and Date of Signing:

/s/ Janet R. Zimmer
Janet R. Zimmer
Stamford, CT
July 11, 2000

Report Type  (Check only one.):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.

Report Summary


Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: 1,266,911

                                                            VOTING
                                MARKE         INVES  OTHE AUTHORIT
                                  T           T      R       Y
ISSUER       ISSUE         CUSIP VALUE QUANTIT DISCR  MGR    SOLE
                                         Y    TN
AMERICA      SUB NT CONV  02364J 211,7 25,052, SOLE   N/A  25,052,0
ONLINE       4%02           AB0     52     000                 00
ATMEL CORP   SBDBCV       049513 2,415 6,000,0 SOLE   N/A  6,000,00
            ZRO144A18      AB0             00                  0
BJ SVCS CO   WT EXP       055482 11,82 384,400 SOLE   N/A   384,400
            041300         111      0
CITIZENS     PFD EPPICS   177351 4,765  98,000 SOLE   N/A    98,000
UTILS TR     CV             202
COMVERSE     SB DB CV     205862 23,98 9,640,0 SOLE   N/A  9,640,00
TECH         5.75%06        AE5      0      00                  0
CONEXANT     SB NT CV     207142 12,72 9,000,0 SOLE   N/A  9,000,00
SYST         144A 06        AA8      4      00                  0
EMC CORP     SB NT CV     26865Y 178,2 44,113, SOLE   N/A  44,113,0
            3.25%02        AA2     17     000                 00
EQUITY       PFD CONV E   29476L 4,020 160,000 SOLE   N/A   160,000
RESIDENTIAL  7%             883
FEDERATED    WT C EX      31410H 16,10 583,000 SOLE   N/A   583,000
DEPT         121999         119      5
HOME DEPOT   SB NT CV     437076 652,7 235,849 SOLE   N/A  235,849,
INC          3.25%01        AE2     12    ,000                000
MEDIAONE     PFD CV SER   58440J 75,99 507,270 SOLE   N/A   507,270
GROUP INC    D              203      5
OFFICE DEPOT LYON SUB     676220 31,01 33,708, SOLE   N/A  33,708,0
INC          ZERO 07        AA4      1     000                 00
OMNICOM      SB DB CV     681919 23,64 9,346,0 SOLE   N/A  9,346,00
GROUP INC    4.25%07        AE6      5      00                  0
UNITED       LYON ZERO    911684 3,421 6,841,0 SOLE   N/A  6,841,00
STATES CELL  15             AA6             00                  0
WMX TECH     SUB NTS CV   92929Q 14,32 12,737, SOLE   N/A  12,737,0
            2%05           AF4      9     000                 00
